Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
Note 15 – Leases

Lessor

The Company’s subsidiary in Qingdao entered into a lease agreement as a lessor under which it leased its building for 10 years expiring in 2028 to its related party, and the subsidiary in Singapore entered into four lease agreements as a lessor with different third parties. The Company’s leases are accounted as operating leases, and the Company recognizes the rental income on a straight-line basis over the terms of the leases. The total rental income was $138,727, $157,786 and $152,350
for the years ended December 31, 2023, 2022 and
2021, respectively.

Lessee

Equipment leases- third parties

One of the Company’s subsidiaries in PRC had two operation equipment leases which were classified as finance lease in accordance with ASC 842. One lease expired in February 2022, and the other one expired in September 2022. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company recognized the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period. Interest expense on the lease liability is determined each period during the lease term as the amount that results in a constant periodic interest rate of the equipment on the remaining balance of the liability.

The ROU assets and lease liabilities are determined based on the present value of the future minimum rental payments of the lease as of the adoption date, using an effective interest rate of 5.68%, which is determined using an incremental borrowing rate with similar term in the PRC.

Finance lease expenses consist of the following:

		For the Years Ended December 31,
	Classification	2023	2022	2021

Finance lease cost
Amortization of leased asset		$-	$97,801	$210,303
Interest on lease liabilities	Other expense - interest expenses	-	625	5,685
Total lease expenses		$-	$98,426	$215,988

Weighted-average remaining term and discount rate related to finance leases were as follows:

	December 31, 2023	December 31, 2022

Weighted-average remaining term in number of months
Finance leases	-	-
Weighted-average discount rate
Finance leases	-	5.68%

Building leases – related parties

The Company entered the following
three
related-party operating leases: two operation buildings in Qingdao signed on January 1, 2023 fo
r five years
, and one
operation building in Shenzhen singed on January 1, 2020 for seven years. Those leases were for one year with renewal options each year. The threshold as defined in ASC 842 for determining the related party lease term when renewal options exist is whether the renewal term is “reasonable certain to be exercised.”

The Company accounts for those building leases in accordance with ASC 842. The Company believes that the building leases agreements do not contain nor meet any of the five primary accounting provisions the Company uses to classify transactions as finance leases. The building leases are classified as operating leases.

Those three related party leases were classified as operating at inception of the leases. Operating leases result in recognition of ROU assets and lease liabilities on the balance sheet. ROU assets and operating lease liabilities are recognized based on the present value of lease payments over the lease terms of the adoption date of January 1, 2020 or commencement date, whichever is earlier. The leases did not provide an explicit or implicit rate of return, the Company determined incremental borrowing rate based on the local banks in PRC at the commencement date in determining the present value of lease payments on the individual lease basis. The incremental borrowing rate for a lease was the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments for the asset under similar term. The lease does not contain any residual value guarantees or material restrictive covenants. Lease expense for the lease is recognized on the straight-line basis over the lease term which this Company estimated to be 5 and 7 years.

Building lease – third party

The Company entered the following three third party operating leases: (1)
operation building in Shenzhen signed on January 1, 2023 for two years; (2) operation building in Shenzhen signed on June 1, 2023 for two years; and (3) operation building in Shenzhen with a purchase agreement signed on March 1, 2019.

The Company accounts for the two rented building leases in accordance with ASC 842. The Company believes that the building leases agreements do not contain nor meet any of the five primary accounting provisions the Company uses to classify transactions as finance leases. The building leases are classified as operating leases. Operating leases result in recognition of ROU assets and lease liabilities on the balance sheet. ROU assets and operating lease liabilities are recognized based on the present value of lease payments over the lease terms of the adoption date of January 1, 2020 or commencement date, whichever is earlier. The leases did not provide an explicit or implicit rate of return, the Company determined incremental borrowing rate based on the local banks in PRC at the commencement date in determining the present value of lease payments on the individual lease basis. The incremental borrowing rate for a lease was the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments for the asset under similar term. The lease does not contain any residual value guarantees or material restrictive covenants. Lease expense for the lease is recognized on the straight-line basis over the lease term which is 2 years.

For the operation building purchased, the Company does not have the property right, and it can only use the property for 50 years with no option to extend. The building is not accounted as a property of the Company, the Company accounts for the building as lease in accordance with ASC 842. The Company believes that the building lease agreements do not contain nor meet any of the five primary accounting provisions the Company uses to classify transactions as finance leases. The building is classified as operating lease at inception of the purchase date. Operating leases result in recognition of ROU assets and lease liabilities on the balance sheet. Since the Company already paid the whole purchase price, only ROU assets are recognized based on the present value of lease payments over the lease terms of the adoption date of January 1, 2020 or commencement date, whichever is earlier. The leases did not provide an explicit or implicit rate of return, the Company determined incremental borrowing rate based on the local banks in PRC at the commencement date in determining the present value of lease payments on the individual lease basis. The incremental borrowing rate for a lease was the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments for the asset under similar term. The lease does not contain any residual value guarantees or material restrictive covenants. Lease expense for the lease is recognized on the straight-line basis over the lease term which this Company estimated to be 50 years.

Operating lease expenses consist of the following:

		For the Years Ended December 31,
	Classification	2023	2022	2021

Operating lease cost
Amortization of leased asset		$154,455	$120,053	$119,242
Interest on lease liabilities	Other expense - interest expenses	26,198	26,664	26,932
Total lease expenses		$180,653	$146,717	$146,174

Weighted-average remaining term and discount rate related to operating leases were as follows:

	As of	As of
	December 31, 2023	December 31, 2022

Weighted-average remaining term in number of months
Operating leases	27.62	17.33
Weighted-average discount rate
Operating leases	4.36%	4.40%

The following table sets forth the Company’s minimum lease payments in future periods as of December 31, 2023:

Lease payments
Twelve months ending December 31 , 2024	$189,368
Twelve months ending December 31 , 2025	156,219
Twelve months ending December 31 , 2026	149,502
Twelve months ending December 31 , 2027	66,297
Twelve months ending December 31 , 2028	-
Total lease payments	561,386
Less: discount	(42,007)
Present value of lease liabilities	519,379
Current lease liabilities	(169,326)
Noncurrent lease liabilities	$350,053